Summary of Significant Accounting Policies - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue
Revenue	$ 23,050,619	$ 29,168,546	$ 28,601,071
Online VIP membership revenue
Revenue
Revenue	17,986,028	23,988,077	22,317,033
Online SVIP membership revenue
Revenue
Revenue	4,297,915	4,967,186	6,093,679
Technology services revenue
Revenue
Revenue	$ 766,676	$ 213,283	$ 190,359